NET INCOME PER ORDINARY SHARE (Tables)	12 Months Ended
Dec. 31, 2021
NET INCOME PER ORDINARY SHARE
Schedule of basic and diluted net income (loss) per share computation

The following table sets forth the basic and diluted net income per ordinary share computation and provides a reconciliation of the numerator and denominator for the years presented:

	For the Year Ended
	December 31,
	2019	2020	2021
	RMB	RMB	RMB
Numerator:
Net income attributable to ordinary shareholders	190,084,771	168,652,466	225,820,409

Denominator:
Weighted average number of ordinary shares outstanding	148,896,691	150,775,447	153,174,715
Weighted average number of ordinary shares equivalents outstanding	128,475	121,965	497,643

Denominator for basic net income per ordinary share	149,025,166	150,897,412	153,672,358
Dilutive effect of outstanding share options	3,978,477	4,900,551	4,366,690
Dilutive effect of unvested restricted share units	244,545	2,037,905	2,421,928

Denominator for diluted net income per ordinary share	153,248,188	157,835,868	160,460,976

Net income per ordinary share
—Basic	1.28	1.12	1.47
—Diluted	1.24	1.07	1.41

Schedule of antidilutive securities

Securities that could potentially dilute basic net income per share in the future that were not included in the computation of diluted net income per share because to do so would have been antidilutive for the years ended December 31, 2019, 2020 and 2021 are as follow:

	For the Year Ended
	December 31,
	2019	2020	2021
Share options	4,180,000	—	—
Restricted share units	—	66,800	—